Property and Equipment - Components of Property and Equipment (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 7,800	$ 19,048
Less: accumulated depreciation		(6,911)	(16,576)
Property and equipment, net	$ 1,372	889	2,472
Manufacturing and Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		223	7,463
Surgical Instruments [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		5,269	8,672
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		863	1,439
Software and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		816	845
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 629	$ 629